LICENSES AND CONCESSIONS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Contractors [Abstract]
LICENSES AND CONCESSIONS PAYABLE
17.	LICENSES AND CONCESSIONS PAYABLE

	09/30/2018	12/31/2017
Personal Mobile Services—SMP	4,786	4,649
STFC concessions	68,982	16,261
Total	73,768	20,910
Current	73,768	20,306
Non-current		604

16.     LICENSES AND CONCESSIONS PAYABLE

	2017	2016
Personal Mobile Services—SMP	4,649	7,812
STFC concessions	16,261	102,938

Total	20,910	110,750

Current	20,306	106,677
Non-current	604	4,073

Correspond to the amounts payable to ANATEL for the radiofrequency concessions and the licenses to provide the SMP services, and STFC service concessions, obtained at public auctions. In 2016 the Company settled the remaining amount of the 3G licenses as laid down in the payment schedule.